Legg Mason Batterymarch S&P 500 Index Fund
Legg Mason Batterymarch S&P 500 Index Fund
Investment objective
The fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index (the "Index").
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Legg Mason Batterymarch S&P 500 Index Fund (USD $)		Class A	Class D
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time) (%)		none	none
Small account fee ($)	[1]	15	none
[1]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses - Legg Mason Batterymarch S&P 500 Index Fund		Class A	Class D
Management fees		0.25%	0.25%
Distribution and service (12b-1) fees		0.20%	none
Other expenses		0.16%	0.24%
Total annual fund operating expenses		0.61%	0.49%
Fees waived and/or expenses reimbursed	[1]	(0.02%)	(0.10%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.59%	0.39%
[1]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.59% for Class A shares and 0.39% for Class D shares. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the fund for the time periods indicated

• Your investment has a 5% return each year and the fund's operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
Expense Example - Legg Mason Batterymarch S&P 500 Index Fund (USD $)	1 year	3 years	5 years	10 years
Class A	60	193	338	760
Class D	40	147	264	606

Number of years you own your shares ($)
Expense Example, No Redemption - Legg Mason Batterymarch S&P 500 Index Fund (USD $)	1 year	3 years	5 years	10 years
Class A	60	193	338	760
Class D	40	147	264	606

Portfolio turnover.

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, included in the Index. The fund generally is fully invested in stocks included in the Index. The fund holds a broadly diversified portfolio of common stocks that is comparable to the Index in terms of economic sector weightings, market capitalization and liquidity.

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Index investing risk. As an index fund, the fund does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of fund shares may affect the correlation between fund and Index performance. The fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the Statement of Additional Information ("SAI").

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund's performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available at the fund's website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 15.85 Worst quarter (12/31/2008): (22.14)
Average annual total returns (for periods ended December 31, 2011) (%)
Average Annual Total Returns - Legg Mason Batterymarch S&P 500 Index Fund	1 year	5 years	10 years
Class A	1.49%	(0.76%)	2.36%
Class A Return after taxes on distributions	0.94%	(1.37%)	1.83%
Class A Return after taxes on distributions and sale of fund shares	0.97%	(1.01%)	1.71%
Class D	1.77%	(0.56%)	2.60%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.